BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of notes and other explanatory information [Abstract]
Disclosure of interests in subsidiaries
Detailed below are the companies whose financial statements have been consolidated and accounted for interest in these consolidated financial statements

	Country of		Percentage of ownership at December 31,
Company	Organization	Main activity	2017	2016	2015
Ternium S.A.	Luxembourg	Holding	100.00%	100.00%	100.00%
Ternium Investments S.à.r.l.	Luxembourg	Holding	100.00%	100.00%	100.00%
Ternium Solutions A.G. (1)	Switzerland	Services	100.00%	100.00%	100.00%
Ternium Participaçoes S.A. (formerly Ternium Brasil S.A.) (1)	Brazil	Holding	100.00%	100.00%	100.00%
Ternium Investments Switzerland AG (1)	Switzerland	Holding	100.00%	100.00%	100.00%
Ternium Internacional España S.L.U. (1)	Spain	Marketing of steel products	100.00%	100.00%	100.00%
Ternium USA Inc. (1)	USA	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Ternium Argentina S.A. (formerly Siderar S.A.I.C.) (2)	Argentina	Manufacturing and selling of flat steel products	60.94%	60.94%	60.94%
Impeco S.A. (3)	Argentina	Manufacturing of pipe products	60.97%	60.97%	60.97%
Prosid Investments S.A. (4)	Uruguay	Holding	60.94%	60.94%	60.94%
Ternium Mexico S.A. de C.V. (5)	Mexico	Holding	88.78%	88.78%	88.72%
Hylsa S.A. de C.V. (6)	Mexico	Manufacturing and selling of steel products	88.78%	88.78%	88.72%
Las Encinas S.A. de C.V. (6)	Mexico	Exploration, exploitation and pelletizing of iron ore	88.78%	88.78%	88.72%
Ferropak Comercial S.A. de C.V. (6)	Mexico	Scrap services company	88.78%	88.78%	88.72%
Galvamet America Corp (6)	USA	Manufacturing and selling of insulated panel products	88.78%	88.78%	88.72%
Transamerica E. & I. Trading Corp. (6)	USA	Scrap services company	88.78%	88.78%	88.72%
Técnica Industrial S.A. de C.V. (6)	Mexico	Services	88.78%	88.78%	88.72%
Acedor, S.A. de C.V. (6)	Mexico	Holding	88.78%	88.78%	88.72%
Galvacer America Inc (7)	USA	Distributing company	—	88.78%	88.72%
Ternium Gas México S.A. de C.V. (8)	Mexico	Energy services company	88.78%	88.78%	88.72%
Ternium Internacional Guatemala S.A. (9)	Guatemala	Selling of steel products	99.98%	99.98%	99.98%
Consorcio Minero Benito Juarez Peña Colorada S.A.de C.V. (10)	Mexico	Exploration, exploitation and pelletizing of iron ore	44.39%	44.39%	44.36%
Peña Colorada Servicios S.A. de C.V. (10)	Mexico	Services	44.39%	44.39%	44.36%
Exiros B.V. (10)	Netherlands	Procurement and trading services	50.00%	50.00%	50.00%
Servicios Integrales Nova de Monterrey S.A. de C.V. (11)	Mexico	Medical and Social Services	66.14%	66.14%	66.09%
Ternium Internacional Nicaragua S.A.	Nicaragua	Manufacturing and selling of steel products	99.38%	99.38%	99.38%
Ternium Internacional Honduras S.A. de C.V.	Honduras	Manufacturing and selling of steel products	99.18%	99.18%	99.18%
Ternium Internacional El Salvador S.A. de C.V.	El Salvador	Manufacturing and selling of steel products	99.92%	99.92%	99.91%
Ternium Internacional Costa Rica S.A.	Costa Rica	Manufacturing and selling of steel products	99.98%	99.98%	99.98%
Ternium Colombia S.A.S. (formerly Ferrasa S.A.S.) (12)	Colombia	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Ternium del Cauca S.A.S. (formerly Perfilamos del Cauca S.A.S.) (12)	Colombia	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Ternium Siderúrgica de Caldas S.A.S. (formerly Siderúrgica de Caldas S.A.S.) (12)	Colombia	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Tenigal S. de R.L. de C.V. (13)	Mexico	Manufacturing and selling of steel products	51.00%	51.00%	51.00%
Ternium Internacional S.A. (14)	Uruguay	Holding and marketing of steel products	100.00%	100.00%	100.00%

	Country of		Percentage of ownership at December 31,
Company	Organization	Main activity	2017	2016	2015

Ternium Treasury Services S.A. (14)	Uruguay	Financial Services	100.00%	100.00%	100.00%
Ternium Internationaal B.V. (15)	Netherlands	Marketing of steel products	100.00%	100.00%	100.00%
Ternium International Inc. (15)	Panama	Marketing of steel products	100.00%	100.00%	100.00%
Ternium Procurement S.A. (16)	Uruguay	Procurement services	100.00%	100.00%	100.00%
Technology & Engineering Services S.A. (16)	Uruguay	Engineering and other services	100.00%	100.00%	100.00%
Ternium International USA Corporation (17)	USA	Marketing of steel products	100.00%	100.00%	100.00%
Ternium Internacional de Colombia S.A.S. (18)	Colombia	Marketing of steel products	100.00%	100.00%	100.00%
Ternium Ingeniería y Servicios de México S.A. de C.V.	Mexico	Engineering and other services	100.00%	100.00%	100.00%
Soluciones Integrales de Gestión S.A. (19)	Argentina	Other services	100.00%	100.00%	100.00%
Procesadora de Materiales Industriales S.A. (20)	Colombia	Scrap services company	—	—	100.00%
Ferropak Servicios S.A. de C.V. (21)	Mexico	Services	—	—	88.72%
Corporativo Grupo Imsa S.A. de C.V. (21)	Mexico	Services	—	—	88.72%
Ternium International Ecuador S.A. (22)	Ecuador	Marketing of steel products	—	—	100.00%
Ternium Staal B.V. (23)	Netherlands	Holding and marketing of steel products	100.00	—	—
Ternium Brasil Ltda. (23)	Brazil	Manufacturing and selling of steel products	100.00	—	—
Ecosteel Gestao de Efuentes Industriais S.A. (23)	Brazil	Other services	100.00	—	—
Ecosteel Gestao de Águas Industriais S.A. (23)	Brazil	Other services	100.00	—	—
Ternium del Atlántico S.A.S (24)	Colombia	Manufacturing and selling of steel products	100.00	—	—
(1) Indirectly through Ternium Investments S.à.r.l. Total voting rights held: 100.00%.
(2) During the fourth quarter of 2017, Siderar S.A.I.C. changed its business name to Ternium Argentina S.A. Indirectly through Ternium Internacional España S.L.U. Total voting rights held: 60.94%.
(3) Since the fourth quarter of 2017, indirectly through Ternium Argentina S.A. and Soluciones Integrales S.A Total voting rights held 100.00%. Before that, indirectly through Ternium Argentina S.A. and Ternium Internacional S.A.
(4) Since the fourth quarter 2017, indirectly through Ternium Argentina S.A. and Ternium Procurement S.A. Total voting rights held 100.00%. Before that indirectly through Ternium Argentina S.A. and Ternium Internacional S.A.
(5) Since the fourth quarter 2017, indirectly through Ternium Argentina S.A. and Ternium Internacional España S.L.U. Total voting rights held 100.00%. Before that indirectly through Ternium Argentina S.A., Ternium Internacional S.A. and Ternium Internacional España S.L.U.
(6) Indirectly through Ternium Mexico S.A. de C.V. Total voting rights held: 100.00%.
(7) This company dissolved as of December 11, 2017.
(8) Indirectly through Ternium Mexico S.A. de C.V. and Tenigal S. de R.L. de C.V. Total voting rights held: 100.00%.
(9) Indirectly through Ternium Internacional España S.L.U. Total voting rights held: 100.00%.
(10) Total voting rights held: 50.00%.
(11) Indirectly through Ternium Mexico S.A. de C.V. Total voting rights held: 74.50%.
(12) Indirectly through Ternium Internacional España S.L.U.. Total voting rights held: 100.00%. See note 2 (b).
(13) Indirectly through Ternium Internacional España S.L.U. Total voting rights held: 51.00%.
(14) Indirectly through Ternium Investments Switzerland AG. Total voting rights held: 100.00%.
(15) Since the third quarter 2017, indirectly through Ternium Investments S.à.r.l. Total voting rights held 100.00%. Before that, indirectly through Ternium Investments Switzerland AG.
(16) Since the third quarter of 2017, indirectly through Ternium Internacional España S.L.U. Total voting rights held 100.00%. Before that, indirectly through Ternium Investments Switzerland AG.
(17) Since the fourth quarter 2017, indirectly through Ternium Investments S.à.r.l. Total voting rights held: 100.00%. Before that, indirectly through Ternium Internacional S.A.
(18) Indirectly through Ternium Internacional S.A. Total voting rights held 100.00%.
(19) Since the third quarter of 2017, indirectly through Ternium Investments Sà.r.l and Ternium Internacional España S.L.U. Total voting rights held 100.00%. Before that indirectly throgh Ternium Investments S.à.r.l and Technology and Engineering Services S.A.
(20) This company was dissolved as of December 6, 2016.
(21) Merged with Hylsa S.A. de C.V. during the fourth quarter of 2016.
(22) This company was dissolved as of September 27, 2016.
(23) Indirectly through Ternium Investments S.à.r.l. Total voting right held: 100.00%.
(24) Indirectly through Ternium Internacional España S.L.U. Total voting rights held: 100.00%.